Intangibles (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of approximate annual aggregate amortization expense
Year ending December 31:
2021	$216
2022	216
2023	161
Total amortization	$593